Investment Risks	Jan. 31, 2026
Boston Common ESG Impact International Fund | ESG Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	ESG Policy Risk: The International Fund’s ESG policy could cause the International Fund to perform differently compared to similar funds that do not have such a policy. This ESG policy may result in the International Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The International Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.
Boston Common ESG Impact International Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Foreign securities are typically subject to increased risks as compared to U.S. securities, and include risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the United States or some foreign countries may be subject to trading restrictions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the United States; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards as U.S. issuers, (4) greater volatility; and (5) currency fluctuations.
Boston Common ESG Impact International Fund | Risk Of Focusing Investment On Region Or Country Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Focusing Investment on Region or Country: Investing a significant portion of assets in one country or region makes the International Fund more dependent upon the political and economic circumstances of that particular country or region.
◦Eurozone Investment Risk - Many countries in Europe are closely connected such that the social, economic and political events of one European country may have adverse effects across Europe. European countries that are members of the Economic and Monetary Union of the European Union (“EU”) are subject to restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Member nations’ compliance with these economic controls and monetary policies may significantly impact every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.
◦United Kingdom Investment Risk. The United Kingdom trades heavily with other European countries and the United States, and the United Kingdom’s economic growth, as well as the strength of the British pound, may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a slowdown in the financial services sector may have an adverse impact on the United Kingdom’s economy.
◦Asia Investment Risk - Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia. Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards.
Boston Common ESG Impact International Fund | Risk Of Focusing Investment On Region Or Country, Eurozone Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Eurozone Investment Risk - Many countries in Europe are closely connected such that the social, economic and political events of one European country may have adverse effects across Europe. European countries that are members of the Economic and Monetary Union of the European Union (“EU”) are subject to restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Member nations’ compliance with these economic controls and monetary policies may significantly impact every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.
Boston Common ESG Impact International Fund | Risk Of Focusing Investment On Region Or Country, United Kingdom Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	United Kingdom Investment Risk. The United Kingdom trades heavily with other European countries and the United States, and the United Kingdom’s economic growth, as well as the strength of the British pound, may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a slowdown in the financial services sector may have an adverse impact on the United Kingdom’s economy.
Boston Common ESG Impact International Fund | Risk Of Focusing Investment On Region Or Country, Asia Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asia Investment Risk - Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia. Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards.
Boston Common ESG Impact International Fund | Impact Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Impact Investing Risk: The Fund may not succeed in generating a positive ESG and/or social impact. The Fund’s incorporation of ESG and/or social impact criteria into its investment process may cause the Fund to perform differently from a fund that uses a different methodology to identify and/or incorporate ESG and/or social impact criteria or relies solely or primarily on financial metrics. In addition,it may cause it to forego opportunities to buy certain securities that otherwise might be advantageous, or to sell securities when it might otherwise be advantageous to continue to hold these securities. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that Boston Common’s definition of impact investing, ESG security selection criteria, or investment judgment will reflect the beliefs or values of any particular investor. To the extent Boston Common references third-party research and analytics in conducting its proprietary analysis, there is no guarantee that the data will be accurate. Third-party providers may be less effective at rating companies located in the emerging markets and ratings may not be available from time to time.
Boston Common ESG Impact International Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Boston Common ESG Impact International Fund | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk: Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the International Fund.
Boston Common ESG Impact International Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.
Boston Common ESG Impact International Fund | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Boston Common ESG Impact International Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.
Boston Common ESG Impact International Fund | Large Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Boston Common ESG Impact International Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: Boston Common may fail to implement the International Fund’s investment strategies or meet its investment objective.
Boston Common ESG Impact International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of your investment in the International Fund.
Boston Common ESG Impact U.S. Equity Fund | ESG Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	ESG Policy Risk: The U.S. Equity Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. This ESG policy may result in the U.S. Equity Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The U.S. Equity Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.
Boston Common ESG Impact U.S. Equity Fund | Impact Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Impact Investing Risk: The Fund may not succeed in generating a positive ESG and/or social impact. The Fund’s incorporation of ESG and/or social impact criteria into its investment process may cause the Fund to perform differently from a fund that uses a different methodology to identify and/or incorporate ESG and/or social impact criteria or relies solely or primarily on financial metrics. In addition,it may cause it to forego opportunities to buy certain securities that otherwise might be advantageous, or to sell securities when it might otherwise be advantageous to continue to hold these securities. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that Boston Common’s definition of impact investing, ESG security selection criteria, or investment judgment will reflect the beliefs or values of any particular investor. To the extent Boston Common references third-party research and analytics in conducting its proprietary analysis, there is no guarantee that the data will be accurate. Third-party providers may be less effective at rating companies located in the emerging markets and ratings may not be available from time to time.
Boston Common ESG Impact U.S. Equity Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Boston Common ESG Impact U.S. Equity Fund | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk: Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the U.S. Equity Fund.
Boston Common ESG Impact U.S. Equity Fund | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Boston Common ESG Impact U.S. Equity Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.
Boston Common ESG Impact U.S. Equity Fund | Large Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Boston Common ESG Impact U.S. Equity Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: Boston Common may fail to implement the U.S. Equity Fund’s investment strategies or meet its investment objective.
Boston Common ESG Impact U.S. Equity Fund | Real Estate Investment Trust Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Trust Risk: REIT prices may fall because of the failure of borrowers to pay their loans and/or poor management. The value of REITs may also be affected by increases in property taxes and changes in tax laws and interest rates.
Boston Common ESG Impact U.S. Equity Fund | Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Focus Risk: This is the risk that the U.S. Equity Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector that the U.S. Equity Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
◦Information Technology Risk: Although technology companies are found among a broad range of industries, they often face unusually high price volatility and losses can be significant. Technology companies may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology.

Boston Common ESG Impact U.S. Equity Fund | Sector Focus Risk, Information Technology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Risk: Although technology companies are found among a broad range of industries, they often face unusually high price volatility and losses can be significant. Technology companies may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology.
Boston Common ESG Impact U.S. Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of your investment in the U.S. Equity Fund.
Boston Common ESG Impact Emerging Markets Fund | ESG Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	ESG Policy Risk: The Emerging Markets Fund’s ESG policy could cause the Emerging Markets Fund to perform differently compared to similar funds that do not have such a policy. This ESG policy may result in the Emerging Markets Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Emerging Markets Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.

Boston Common ESG Impact Emerging Markets Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Foreign securities are typically subject to increased risks as compared to U.S. securities, and include risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the United States or some foreign countries may be subject to trading restrictions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the United States; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards as U.S. issuers, (4) greater volatility; and (5) currency fluctuations.
Boston Common ESG Impact Emerging Markets Fund | Impact Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Impact Investing Risk: The Fund may not succeed in generating a positive ESG and/or social impact. The Fund’s incorporation of ESG and/or social impact criteria into its investment process may cause the Fund to perform differently from a fund that uses a different methodology to identify and/or incorporate ESG and/or social impact criteria or relies solely or primarily on financial metrics. In addition,it may cause it to forego opportunities to buy certain securities that otherwise might be advantageous, or to sell securities when it might otherwise be advantageous to continue to hold these securities. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that Boston Common’s definition of impact investing, ESG security selection criteria, or investment judgment will reflect the beliefs or values of any particular investor. To the extent Boston Common references third-party research and analytics in conducting its proprietary analysis, there is no guarantee that the data will be accurate. Third-party providers may be less effective at rating companies located in the emerging markets and ratings may not be available from time to time.
Boston Common ESG Impact Emerging Markets Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Boston Common ESG Impact Emerging Markets Fund | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk: Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Boston Common ESG Impact Emerging Markets Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.
Boston Common ESG Impact Emerging Markets Fund | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Boston Common ESG Impact Emerging Markets Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.
Boston Common ESG Impact Emerging Markets Fund | Large Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Boston Common ESG Impact Emerging Markets Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: Boston Common may fail to implement the Emerging Markets Fund’s investment strategies or meet its investment objective.
Boston Common ESG Impact Emerging Markets Fund | Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
Boston Common ESG Impact Emerging Markets Fund | Specific Country Or Region Risk Member
Prospectus [Line Items]
Risk [Text Block]	Specific Country or Region Risk: Investing a significant portion of assets in one country or region makes the Fund more dependent upon the political and economic circumstances of that particular country or region.
◦Eurozone Investment Risk - Many countries in Europe are closely connected such that the social, economic and political events of one European country may have adverse effects across Europe. European countries that are members of the Economic and Monetary Union of the European Union (“EU”) are subject to restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Member nations’ compliance with these economic controls and monetary policies may significantly impact every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.
◦Asia Investment Risk - Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia. Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards.

Boston Common ESG Impact Emerging Markets Fund | Specific Country Or Region Risk, Eurozone Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Eurozone Investment Risk - Many countries in Europe are closely connected such that the social, economic and political events of one European country may have adverse effects across Europe. European countries that are members of the Economic and Monetary Union of the European Union (“EU”) are subject to restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Member nations’ compliance with these economic controls and monetary policies may significantly impact every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.
Boston Common ESG Impact Emerging Markets Fund | Specific Country Or Region Risk, Asia Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asia Investment Risk - Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia. Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards.

Boston Common ESG Impact Emerging Markets Fund | ETF Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Trading Risk: To the extent the Fund invests in ETFs, it is subject to additional risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF. Where all or portion of the ETF’s underlying securities trade in a market that is closed when the market in which the ETF shares and listed in trading is open, there may be changes between the last quote and the closed foreign market and the value of such security during the ETF’s domestic trading day.
Boston Common ESG Impact Emerging Markets Fund | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk: Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country. Currency management strategies may substantially change the Emerging Markets Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Boston Common expects.
Boston Common ESG Impact Emerging Markets Fund | Mid And Small-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid and Small-Capitalization Company Risk: Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.
Boston Common ESG Impact Emerging Markets Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of your investment in the Fund.
Boston Common ESG Impact U.S. Value Fund | ESG Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	ESG Policy Risk: The Value Fund’s ESG policy could cause the Value Fund to perform differently compared to similar funds that do not have such a policy. This ESG policy may result in the Value Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Value Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.
Boston Common ESG Impact U.S. Value Fund | Impact Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Impact Investing Risk: The Fund may not succeed in generating a positive ESG and/or social impact. The Fund’s incorporation of ESG and/or social impact criteria into its investment process may cause the Fund to perform differently from a fund that uses a different methodology to identify and/or incorporate ESG and/or social impact criteria or relies solely or primarily on financial metrics. In addition, it may cause it to forego opportunities to buy certain securities that otherwise might be advantageous, or to sell securities when it might otherwise be advantageous to continue to hold these securities. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that Boston Common’s definition of impact investing, ESG security selection criteria, or investment judgment will reflect the beliefs or values of any particular investor. To the extent Boston Common references third-party research and analytics in conducting its proprietary analysis, there is no guarantee that the data will be accurate.
Boston Common ESG Impact U.S. Value Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Boston Common ESG Impact U.S. Value Fund | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk: Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Boston Common ESG Impact U.S. Value Fund | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Boston Common ESG Impact U.S. Value Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.
Boston Common ESG Impact U.S. Value Fund | Large Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Boston Common ESG Impact U.S. Value Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: Boston Common may fail to implement the Value Fund’s investment strategies or meet its investment objective.
Boston Common ESG Impact U.S. Value Fund | Real Estate Investment Trust Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Trust Risk: REIT prices may fall because of the failure of borrowers to pay their loans and/or poor management. The value of REITs may also be affected by increases in property taxes and changes in tax laws and interest rates.
Boston Common ESG Impact U.S. Value Fund | Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
Boston Common ESG Impact U.S. Value Fund | ETF Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Trading Risk: To the extent the Fund invests in ETFs, it is subject to additional risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF. Where all or portion of the ETF’s underlying securities trade in a market that is closed when the market in which the ETF shares and listed in trading is open, there may be changes between the last quote and the closed foreign market and the value of such security during the ETF’s domestic trading day.
Boston Common ESG Impact U.S. Value Fund | Mid And Small-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid and Small-Capitalization Company Risk: Securities of mid-capitalization and small- capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.
Boston Common ESG Impact U.S. Value Fund | Value Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Company Risk: The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock the investment advisor judges to be undervalued may be appropriately priced.
Boston Common ESG Impact U.S. Value Fund | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk: As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
Boston Common ESG Impact U.S. Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of your investment in the Fund.